SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Total	$ (20,057)	¥ (146,411)	¥ 110,499	¥ (180,438)
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Total		12,813	100,919	(176,367)
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Total		(161,310)	13,021	(2,823)
Cayman Islands Tax Information Authority [Member]
Operating Loss Carryforwards [Line Items]
Total		2,148	(3,310)	(1,248)
Tax Authority Others [Member]
Operating Loss Carryforwards [Line Items]
Total		¥ (62)	¥ (131)